accounting policy developments (Tables)	6 Months Ended
Jun. 30, 2018
accounting policy developments
Schedule of impact of IFRS 9 application on carrying amount of portfolio investments

As at (millions)	December 31, 2017			January 1, 2017
	As previously reported	IFRS 9 effects	As currently reported	As previously reported	IFRS 9 effects	As currently reported
Classified as
Available-for-sale financial assets	$41	$(41)	$—	$62	$(62)	$—
Fair value through net income 1	—	20	20	—	41	41
Fair value through other comprehensive income	—	21	21	—	21	21

	$41	$—	$41	$62	$—	$62

(1)

Arising from the classification of investments as accounted for at fair value through net income under the new standard, as at December 31, 2017, $4 (January 1, 2017 – $3), net of income tax effects of $1 (January 1, 2017 – $1), has been adjusted to retained earnings from accumulated other comprehensive income.

Schedule of the impacts of application of IFRS 15 on the Consolidated statements of income and other comprehensive income

Three‑month periods ended June 30 (millions except per share amounts)	2018			2017
	Excluding effects of IFRS 15	IFRS 15 effects	As currently reported	Excluding effects of IFRS 15	IFRS 15 effects	As currently reported
Operating revenues
Service	$3,260	$(307)	$2,953	$3,091	$(281)	$2,810
Equipment	186	301	487	168	288	456

Revenues arising from contracts with customers	3,446	(6)	3,440	3,259	7	3,266
Other operating income 1	13	—	13	14	—	14

	3,459	(6)	3,453	3,273	7	3,280

Operating expenses
Goods and services purchased	1,494	(3)	1,491	1,433	(10)	1,423
Employee benefits expense	710	1	711	646	3	649
Depreciation	411	—	411	391	—	391
Amortization of intangible assets	148	—	148	135	—	135

	2,763	(2)	2,761	2,605	(7)	2,598

Operating income	696	(4)	692	668	14	682
Financing costs	150	—	150	142	—	142

Income before income taxes	546	(4)	542	526	14	540
Income taxes	146	(1)	145	140	4	144

Net income	400	(3)	397	386	10	396

Other comprehensive income 1	66	—	66	39	—	39

Comprehensive income 1	$466	$(3)	$463	$425	$10	$435

Net income attributable to:
Common Shares	$393	$(3)	$390	$379	$10	$389
Non-controlling interest	7	—	7	7	—	7

	$400	$(3)	$397	$386	$10	$396

Comprehensive income attributable to:
Common Shares	$467	$(3)	$464	$418	$10	$428
Non-controlling interest	(1)	—	(1)	7	—	7

	$466	$(3)	$463	$425	$10	$435

Net income per Common Share
Basic	$0.66	$—	$0.66	$0.64	$0.02	$0.66
Diluted	$0.66	$—	$0.66	$0.64	$0.02	$0.66

(1)

For the three-month period ended June 30, 2017, other operating income and the change in measurement of investment financial assets included within other comprehensive income was unchanged from the designation of financial assets as being accounted for either at fair value through net income or at fair value through other comprehensive income. Such designation of financial assets is required due to the retrospective implementation of IFRS 9, Financial Instruments.

Six-month periods ended June 30 (millions except per share amounts)	2018			2017
	Excluding effects of IFRS 15	IFRS 15 effects	As currently reported	Excluding effects of IFRS 15	IFRS 15 effects	As currently reported
Operating revenues
Service	$6,452	$(613)	$5,839	$6,118	$(546)	$5,572
Equipment	363	589	952	326	538	864

Revenues arising from contracts with customers	6,815	(24)	6,791	6,444	(8)	6,436
Other operating income 1	39	—	39	27	—	27

	6,854	(24)	6,830	6,471	(8)	6,463

Operating expenses
Goods and services purchased	2,900	(1)	2,899	2,746	1	2,747
Employee benefits expense	1,412	(1)	1,411	1,270	3	1,273
Depreciation	822	—	822	793	—	793
Amortization of intangible assets	287	—	287	265	—	265

	5,421	(2)	5,419	5,074	4	5,078

Operating income	1,433	(22)	1,411	1,397	(12)	1,385
Financing costs	306	—	306	280	—	280

Income before income taxes	1,127	(22)	1,105	1,117	(12)	1,105
Income taxes	302	(6)	296	290	(3)	287

Net income	825	(16)	809	827	(9)	818

Other comprehensive income 1	12	—	12	99	—	99

Comprehensive income 1	$837	$(16)	$821	$926	$(9)	$917

Net income attributable to:
Common Shares	$816	$(16)	$800	$812	$(9)	$803
Non-controlling interest	9	—	9	15	—	15

	$825	$(16)	$809	$827	$(9)	$818

Comprehensive income attributable to:
Common Shares	$837	$(16)	$821	$909	$(9)	$900
Non-controlling interest	—	—	—	17	—	17

	$837	$(16)	$821	$926	$(9)	$917

Net income per Common Share
Basic	$1.37	$(0.03)	$1.34	$1.37	$(0.01)	$1.36
Diluted	$1.37	$(0.03)	$1.34	$1.37	$(0.01)	$1.36

(1)

For the six-month period ended June 30, 2017, other operating income and the change in measurement of investment financial assets included within other comprehensive income was unchanged from the designation of financial assets as being accounted for either at fair value through net income or at fair value through other comprehensive income. Such designation of financial assets is required due to the retrospective implementation of IFRS 9, Financial Instruments.

	Amount of IFRS 15 effect (increase (decrease) in millions except per share amounts)
	Allocation of transaction price (affecting timing of revenue recognition)
			Costs incurred to obtain or fulfill a contract with a customer
					Total
Periods ended June 30	2018	2017	2018	2017	2018	2017
THREE-MONTH
Operating revenues
Service	$(307)	$(281)	$—	$—	$(307)	$(281)
Equipment	$301	$288	$—	$—	$301	$288
Goods and services purchased	$—	$(1)	$(3)	$(9)	$(3)	$(10)
Employee benefits expense	$—	$—	$1	$3	$1	$3
Income taxes	$(2)	$1	$1	$3	$(1)	$4
Net income attributable to:
Common Shares	$(4)	$7	$1	$3	$(3)	$10
Net income per Common Share
Basic	$—	$0.01	$—	$0.01	$—	$0.02
Diluted	$—	$0.01	$—	$0.01	$—	$0.02
SIX-MONTH
Operating revenues
Service	$(613)	$(546)	$—	$—	$(613)	$(546)
Equipment	$589	$538	$—	$—	$589	$538
Goods and services purchased	$5	$6	$(6)	$(5)	$(1)	$1
Employee benefits expense	$—	$—	$(1)	$3	$(1)	$3
Income taxes	$(8)	$(4)	$2	$1	$(6)	$(3)
Net income attributable to:
Common Shares	$(21)	$(10)	$5	$1	$(16)	$(9)
Net income per Common Share
Basic	$(0.04)	$(0.01)	$0.01	$—	$(0.03)	$(0.01)
Diluted	$(0.04)	$(0.01)	$0.01	$—	$(0.03)	$(0.01)

Schedule of the impact of application of IFRS 15 on Consolidated statements of financial position

As at (millions)	June 30, 2018			December 31, 2017 1			January 1, 2017
	Excluding effects of IFRS 15	IFRS 15 effects	As currently reported	Excluding effects of IFRS 15	IFRS 15 effects	As currently reported	Excluding effects of IFRS 15	IFRS 15 effects	As currently reported
ASSETS
Current assets
Cash and temporary investments, net	$683	$—	$683	$509	$—	$509	$432	$—	$432
Accounts receivable	1,491	(6)	1,485	1,623	(9)	1,614	1,471	(9)	1,462
Income and other taxes receivable	6	—	6	96	—	96	9	—	9
Inventories	328	2	330	378	2	380	318	2	320
Contract assets	—	760	760	—	757	757	—	700	700
Prepaid expenses	400	240	640	260	233	493	233	210	443
Current derivative assets	29	—	29	18	—	18	11	—	11

	2,937	996	3,933	2,884	983	3,867	2,474	903	3,377

Non-current assets
Property, plant and equipment, net	11,712	—	11,712	11,368	—	11,368	10,464	—	10,464
Intangible assets, net	10,786	—	10,786	10,658	—	10,658	10,364	—	10,364
Goodwill, net	4,610	—	4,610	4,236	—	4,236	3,787	—	3,787
Contract assets	—	365	365	—	396	396	—	352	352
Other long-term assets	527	106	633	421	107	528	640	93	733

	27,635	471	28,106	26,683	503	27,186	25,255	445	25,700

	$30,572	$1,467	$32,039	$29,567	$1,486	$31,053	$27,729	$1,348	$29,077

LIABILITIES AND OWNERS’ EQUITY
Current liabilities
Short-term borrowings	$113	$—	$113	$100	$—	$100	$100	$—	$100
Accounts payable and accrued liabilities	2,331	—	2,331	2,460	—	2,460	2,330	—	2,330
Income and other taxes payable	116	—	116	34	—	34	37	—	37
Dividends payable	315	—	315	299	—	299	284	—	284
Advance billings and customer deposits	766	(147)	619	782	(150)	632	737	(153)	584
Provisions	106	—	106	78	—	78	124	—	124
Current maturities of long-term debt	1,009	—	1,009	1,404	—	1,404	1,327	—	1,327
Current derivative liabilities	3	—	3	33	—	33	12	—	12

	4,759	(147)	4,612	5,190	(150)	5,040	4,951	(153)	4,798

Non-current liabilities
Provisions	702	—	702	511	—	511	395	—	395
Long-term debt	13,136	—	13,136	12,256	—	12,256	11,604	—	11,604
Other long-term liabilities	867	—	867	847	—	847	736	—	736
Deferred income taxes	2,536	435	2,971	2,500	441	2,941	2,107	404	2,511

	17,241	435	17,676	16,114	441	16,555	14,842	404	15,246

Liabilities	22,000	288	22,288	21,304	291	21,595	19,793	251	20,044

Owners’ equity
Common equity	8,500	1,179	9,679	8,221	1,195	9,416	7,917	1,097	9,014
Non-controlling interests	72	—	72	42	—	42	19	—	19

	8,572	1,179	9,751	8,263	1,195	9,458	7,936	1,097	9,033

	$30,572	$1,467	$32,039	$29,567	$1,486	$31,053	$27,729	$1,348	$29,077

(1)	Goodwill and non-current provisions have been adjusted as set out in Note 18(c).

	Amount of IFRS 15 effect (increase (decrease) in millions)
	Allocation of transaction price (affecting timing of revenue recognition)
				Amounts incurred to obtain or fulfill a contract with a customer
							Total
As at	June 30, 2018	Dec. 31, 2017	Jan. 1, 2017	June 30, 2018	Dec. 31, 2017	Jan. 1, 2017	June 30, 2018	Dec. 31, 2017	Jan. 1, 2017
Current assets
Accounts receivable	$(6)	$(9)	$(9)	$—	$—	$—	$(6)	$(9)	$(9)
Inventories	$2	$2	$2	$—	$—	$—	$2	$2	$2
Contract assets, net	$760	$757	$700	$—	$—	$—	$760	$757	$700
Prepaid expenses and other	$—	$—	$—	$240	$233	$210	$240	$233	$210
Non-current assets
Contract assets, net	$365	$396	$352	$—	$—	$—	$365	$396	$352
Other long-term assets	$—	$—	$—	$106	$107	$93	$106	$107	$93
Advance billings and customer deposits	$(147)	$(150)	$(153)	$—	$—	$—	$(147)	$(150)	$(153)
Deferred income taxes	$341	$349	$322	$94	$92	$82	$435	$441	$404
Retained earnings	$927	$947	$876	$252	$248	$221	$1,179	$1,195	$1,097

Schedule of the impact of application of IFRS 15 on Consolidated statements of cash flows

Three-month periods ended June 30 (millions except per share amounts)	2018			2017
	Excluding effects of IFRS 15	IFRS 15 effects	As currently reported	Excluding effects of IFRS 15	IFRS 15 effects	As currently reported
OPERATING ACTIVITIES
Net income 1	$400	$(3)	$397	$386	$10	$396
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	559	—	559	526	—	526
Deferred income taxes	15	(1)	14	93	4	97
Share-based compensation expense, net	35	—	35	23	—	23
Net employee defined benefit plans expense	24	—	24	20	—	20
Employer contributions to employee defined benefit plans	(14)	—	(14)	(13)	—	(13)
Non-current contract assets	—	12	12	—	3	3
Other 1	(64)	2	(62)	24	(6)	18
Net change in non-cash operating working capital	251	(10)	241	67	(11)	56

Cash provided by operating activities	$1,206	$—	$1,206	$1,126	$—	$1,126

(1)

For the three-month period ended June 30, 2017, net income and other reflect no change arising from the designation of financial assets as being accounted for either at fair value through net income or at fair value through other comprehensive income. Such designation of financial assets is required due to the retrospective implementation of IFRS 9, Financial Instruments.

Six-month periods ended June 30 (millions except per share amounts)	2018			2017
	Excluding effects of IFRS 15	IFRS 15 effects	As currently reported	Excluding effects of IFRS 15	IFRS 15 effects	As currently reported
OPERATING ACTIVITIES
Net income 1	$825	$(16)	$809	$827	$(9)	$818
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	1,109	—	1,109	1,058	—	1,058
Deferred income taxes	27	(6)	21	186	(3)	183
Share-based compensation expense, net	53	—	53	39	—	39
Net employee defined benefit plans expense	49	—	49	41	—	41
Employer contributions to employee defined benefit plans	(35)	—	(35)	(35)	—	(35)
Non-current contract assets	—	31	31	—	6	6
Other 1	(59)	1	(58)	5	1	6
Net change in non-cash operating working capital	75	(10)	65	(286)	5	(281)

Cash provided by operating activities	$2,044	$—	$2,044	$1,835	$—	$1,835

(1)

For the six-month period ended June 30, 2017, net income and other reflect no change arising from the designation of financial assets as being accounted for either at fair value through net income or at fair value through other comprehensive income. Such designation of financial assets is required due to the retrospective implementation of IFRS 9, Financial Instruments.